Investments - Pledged assets and net payable receivable for securities purchased sold (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pledged assets and net payable for securities purchased [Line Items]
Restricted cash and cash equivalents	$ 294	$ 152
Restricted securities	4,025	3,849
Other assets
Pledged assets and net payable for securities purchased [Line Items]
Receivable for securities sold	31	19
Accounts payable, accrued expenses, and other
Pledged assets and net payable for securities purchased [Line Items]
Payable for securities purchased	$ 169	$ 80